Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 52,284	£ 48,707
Cash flows from financing activities	(4,112)	2,730
Cash flows from operating activities	(529)	(2,453)
- Unrealised foreign exchange	(1,370)	1,520
- Other changes	575	1,780
Ending Balance	46,848	52,284
Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	46,692	42,633
Cash flows from financing activities	(3,839)	4,615
Cash flows from operating activities	(529)	(2,522)
- Unrealised foreign exchange	(1,320)	1,371
- Other changes	125	595
Ending Balance	41,129	46,692
Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,601	3,793
Cash flows from financing activities	0	(277)
Cash flows from operating activities	0	69
- Unrealised foreign exchange	(50)	149
- Other changes	(23)	(133)
Ending Balance	3,528	3,601
Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,991	2,281
Cash flows from financing activities	196	(290)
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	4
Ending Balance	2,191	1,991
Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0
Cash flows from financing activities	(469)	(1,318)
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	469	1,318
Ending Balance	£ 0	£ 0